Average Annual Total Returns - Prospectus-SI Class - Payden/Kravitz Cash Balance Plan Fund	Feb. 28, 2021
ThirtyYearUSTreasuryBondYieldThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	2.31%
5 Years	2.85%
10 Years	3.12%
SI Class
Average Annual Return:
1 Year	1.89%
5 Years	2.96%
10 Years	2.19%
SI Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.45%
5 Years	1.77%
10 Years	1.18%
SI Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.12%
5 Years	1.75%
10 Years	1.24%